Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Land use rights, cost						¥ 8,391,748		¥ 7,186,567
Less: accumulated amortization						(698,234)		(519,394)
Less: accumulated impairment						(55,008)		(55,008)
Land use rights, net						7,638,506		6,612,165
Amortization expenses for land use rights						¥ 178,800	$ 25,929	¥ 150,481	¥ 132,657
Forecast [Member]
Amortization expenses for land use rights	¥ 195,400	¥ 195,400	¥ 195,400	¥ 195,400	¥ 195,400